Direct Financing and Sales-type Leases	6 Months Ended
Jun. 30, 2011
Direct Financing and Sales-type Leases
(6)	Direct Financing and Sales-type Leases

The Company leases containers under direct financing and sales-type leases. The Company had 56,420 and 52,485 containers under direct financing and sales-type leases as of June 30, 2011 and December 31, 2010, respectively.

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container ownership segment and included in accounts receivable, net in the consolidated balance sheets, as of June 30, 2011 and December 31, 2010 were as follows:

	June 30, 2011	December 31, 2010
Future minimum lease payments receivable	$117,063	$100,559
Residual value of containers on sales-type leases	8,557	9,390
Less unearned income	(27,640)	(18,608)

Net investment in direct financing and sales-type leases	$97,980	$91,341

Amounts due within one year	$23,094	$19,117
Amounts due beyond one year	74,886	72,224

Net investment in direct financing and sales-type leases	$97,980	$91,341

The Company maintains detailed credit records about its container lessees. The Company’s credit policy sets different maximum exposure limits for its container lessees. The Company uses various credit criteria to set maximum exposure limits rather than a standardized internal credit rating. Credit criteria used by the Company to set maximum exposure limits may include, but are not limited to, container lessee trade route, country, social and political climate, assessments of net worth, asset ownership, bank and trade credit references, credit bureau reports, including those from Dynamar B.V. and Lloyd’s Marine Intelligence Unit (common credit reporting agencies used in the maritime sector), operational history and financial strength. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis, and its credit management processes are aided by the long payment experience the Company has had with most of its container lessees and the Company’s broad network of long-standing relationships in the shipping industry that provide the Company current information about its container lessees.

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of June 30, 2011, the aging would be as follows:

1-30 days past due	$23,498
31-60 days past due	—
61-90 days past due	—
Greater than 90 days past due	131

Total past due	23,629
Current	93,434

Total future minumum lease payments	$117,063

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under direct financing and sales-type leases based on, but not limited to, each lessee’s payment history, management’s current assessment of each lessee’s financial condition and the adequacy of the fair value of containers that collateralize the leases compared to the book value of the related net investment in direct financing and sales-type leases. Management does not set an internal credit score or obtain an external credit score as part of estimating the allowance as of period end. Based on management’s assessment, there was no allowance for doubtful accounts recorded related to the Company’s net investment in direct financing and sales-type leases as of June 30, 2011 or December 31, 2010 and there were no provisions or write-offs related to the Company’s net investment in direct financing and sales-type leases for the three and six months ended June 30, 2011.

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of June 30, 2011:

Year ending June 30:
2012	$30,400
2013	28,228
2014	21,876
2015	18,053
2016 and thereafter	18,506

Total future minimum lease payments receivable	$117,063

Lease rental income includes income earned from direct financing and sales-type leases in the amount of $2,633 and $1,918 for the three months ended June 30, 2011 and 2010, respectively, and $4,540 and $3,691 for the six month periods June 30, 2011 and 2010, respectively.